SUPPLEMENT dated October 20, 2000

                              To the PROSPECTUS of

                           Standish Select Value Fund
                         (formerly Standish Equity Fund)
                    Standish Small Capitalization Equity Fund
                         Standish Small Cap Growth Fund
             (formerly Standish Small Capitalization Equity Fund II)
                          (Institutional Class Shares)
                          Standish Small Cap Value Fund
                       Standish International Equity Fund
                      Standish International Small Cap Fund

                             Dated: January 31, 2000
                              Revised: July 1, 2000

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Standish Select Value Fund (formerly Standish Equity Fund):

      Standish Equity Fund is changing its name to Standish Select Value Fund. Accordingly, the name Standish Select Value Fund replaces all references to the name Standish Equity Fund in the attached prospectus.

                            ------------------------

      The following information replaces the information in the Average annual total return table on page 5 of the attached prospectus:

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Average annual total returns for selected periods ended December 31, 1999

                 1 Year          5 Years         Life of Fund    Inception Date
--------------------------------------------------------------------------------
Select Value     (0.17)          20.54           17.65           1/2/91
Fund
--------------------------------------------------------------------------------
Russell 1000     7.35            23.06           18.57           N/A
Value Index*
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S&P 500 Index*   21.04           28.55           20.85           N/A
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Small Cap        79.10           26.16           24.10           9/1/90
Equity Fund
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Russell 2000     43.09           18.99           16.63           N/A
Growth Index**

* Select Value Fund has changed its name to better reflect the value based investment style used by Standish in managing the fund. In light of this change, the fund has also changed its benchmark index from the S&P 500 Index to the Russell 1000 Value Index, which is an unmanaged index representing those Russell 1000 companies with value characteristics and provides a more appropriate comparison to the fund's performance. The Russell 1000 Index is an unmanaged index of 1,000 stocks of large cap U.S. companies.

** The Russell 2000 Index is an unmanaged index of 2,000 stocks of small cap U.S. companies. The Russell 2000 Growth Index is an unmanaged index representing those Russell 2000 companies with higher price-to-book ratios and forecasted growth.

                            ------------------------

Standish Small Cap Value Fund:

      The following information replaces the information on page 13 under the heading Fund managers for the Small Cap Value Fund:

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Fund                        Fund Managers              Positions during past
                                                       five years
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Small Cap Value Fund        Joseph M. Corrado          Vice president and
                                                       director of Standish.
                                                       Mr. Corrado is a
                                                       Chartered Financial
                                                       Analyst who oversees
                                                       domestic equity research
                                                       for Standish.

                            Stephanie K. Scherer       Vice president of
                                                       Standish since 1998 and
                                                       an equity analyst prior
                                                       to 1998.  Ms. Scherer is
                                                       a Chartered Financial
                                                       Analyst and portfolio
                                                       manager.